Segment Information (Company's Segments Results) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Sales	$ 5,864.6		$ 5,658.2		$ 5,483.4
Operating Profit (Loss)	257.2		623.5		575.3
Depreciation, Depletion and Amortization	161.6		172.3		175.1
Payments to Acquire Productive Assets	222.9		164.7		153.3
Identifiable Assets	6,160.9		6,405.3
Restructuring Costs	(50.1)	[1]	(77.4)	[1]	(100.0)	[1]
Goodwill, Impairment Loss	(382.6)	[1]	0	[1]	0	[1]
Number of Operating Groups in 2011	3
Number of Operating Groups in 2012	2
Number of Global Business Units in 2011	13
Number of Global Business Units in 2012	9
Newell Consumer Segment [Member]
Net Sales	3,109.5	[2]	3,033.8	[2]	3,029.0	[2]
Operating Profit (Loss)	475.8	[1]	450.7	[1]	433.6	[1]
Depreciation, Depletion and Amortization	59.0	[1]	61.8	[1]	66.2	[1]
Payments to Acquire Productive Assets	66.6		60.7		55.9
Identifiable Assets	1,363.7		1,316.9
Restructuring Costs	(9.7)		(27.7)		(46.8)
Writing Instruments [Member]
Net Sales	1,399.4		1,355.6		1,355.4
Rubbermaid Consumer [Member]
Net Sales	827.2		819.7		847.7
Decor [Member]
Net Sales	464.8		458.8		450.9
Newell Consumer - Other GBUs [Member] [Member]
Net Sales	418.1		399.7		375.0
Newell Professional Segment [Member]
Net Sales	2,074.7	[2]	1,924.2	[2]	1,750.8	[2]
Operating Profit (Loss)	287.6	[1]	293.7	[1]	286.0	[1]
Depreciation, Depletion and Amortization	53.3	[1]	60.4	[1]	60.2	[1]
Payments to Acquire Productive Assets	65.8		32.7		30.7
Identifiable Assets	1,126.3		1,165.1
Restructuring Costs	(3.7)		(10.4)		(15.6)
Office Technology [Member]
Net Sales	379.4		353.3		319.3
Tools, Hardware And Commercial Products [Member]
Net Sales	1,695.3		1,570.9		1,431.5
Baby & Parenting Segment [Member]
Net Sales	680.4	[2]	700.2	[2]	703.6	[2]
Operating Profit (Loss)	51.6	[1]	53.4	[1]	36.3	[1]
Depreciation, Depletion and Amortization	9.9	[1]	11.0	[1]	13.4	[1]
Payments to Acquire Productive Assets	9.1		8.8		5.6
Identifiable Assets	305.3		317.9
Restructuring Costs	(2.4)		(9.2)		(13.0)
Corporate [Member]
Operating Profit (Loss)	(125.1)	[1]	(96.9)	[1]	(80.6)	[1]
Depreciation, Depletion and Amortization	39.4	[1]	39.1	[1]	35.3	[1]
Payments to Acquire Productive Assets	81.4	[3]	62.5	[3]	61.1	[3]
Identifiable Assets	3,365.6		3,605.4	[4]
Restructuring Costs	(34.3)		(30.1)		(24.6)
Total North America [Member]
Net Sales	4,292.0	[2],[5]	4,221.3	[2],[5]	4,124.4	[2],[5]
Operating Profit (Loss)	248.1	[1]	551.0	[1]	555.9	[1]
Restructuring Costs	(29.4)		(26.0)		(38.3)
Goodwill, Impairment Loss	(266.8)		0		0
United States [Member]
Net Sales	3,915.7	[2],[5]	3,870.3	[2],[5]	3,806.8	[2],[5]
Operating Profit (Loss)	166.9	[1]	471.9	[1]	492.6	[1]
Restructuring Costs	(29.3)		(18.1)		(32.6)
Goodwill, Impairment Loss	(266.8)		0		0
Canada [Member]
Net Sales	376.3	[2],[5]	351.0	[2],[5]	317.6	[2],[5]
Operating Profit (Loss)	81.2	[1]	79.1	[1]	63.3	[1]
Restructuring Costs	(0.1)		(7.9)		(5.7)
Goodwill, Impairment Loss	0		0		0
Total International [Member]
Net Sales	1,572.6	[2],[5]	1,436.9	[2],[5]	1,359.0	[2],[5]
Operating Profit (Loss)	9.1	[1]	72.5	[1]	19.4	[1]
Restructuring Costs	(20.7)		(51.4)		(61.7)
Goodwill, Impairment Loss	(115.8)		0		0
Europe, Middle East and Africa [Member]
Net Sales	815.3	[2],[5]	800.5	[2],[5]	791.0	[2],[5]
Operating Profit (Loss)	16.6	[1],[6]	10.0	[1],[6]	(19.7)	[1],[6]
Restructuring Costs	(19.5)		(30.4)		(36.4)
Goodwill, Impairment Loss	(9.2)		0		0
Restructuring Related Costs	37.4		15.2
Latin America [Member]
Net Sales	318.6	[2],[5]	267.0	[2],[5]	259.5	[2],[5]
Operating Profit (Loss)	12.8	[1]	(1.3)	[1]	22.3	[1]
Restructuring Costs	(0.7)		(12.9)		(6.3)
Goodwill, Impairment Loss	0		0		0
Asia Pacific [Member]
Net Sales	438.7	[2],[5]	369.4	[2],[5]	308.5	[2],[5]
Operating Profit (Loss)	(20.3)	[1]	63.8	[1]	16.8	[1]
Restructuring Costs	(0.5)		(8.1)		(19.0)
Goodwill, Impairment Loss	$ (106.6)		$ 0		$ 0
Wal-Mart Stores Inc. and Subsidiaries [Member]
Percentage of net sales	11.00%		11.90%		12.30%

[1]	Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.
[2]	All intercompany transactions have been eliminated. Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 11.0%, 11.9% and 12.3% of consolidated net sales in 2011, 2010 and 2009, respectively, substantially across all segments.
[3]	Corporate capital expenditures primarily relate to the SAP implementation.
[4]	Corporate assets primarily include goodwill, capitalized software, cash and deferred tax assets.
[5]	Geographic sales information is based on the region from which the products are shipped and invoiced.
[6]	The Europe, Middle East and Africa operating income (loss) is after considering $37.4 million and $15.2 million of incremental SG&A costs associated with the European Transformation Plan for 2011 and 2010, respectively.